Expense Example {- Fidelity SAI International Small Cap Index Fund} - 10.31 Fidelity SAI International Small Cap/Japan Stock Index Funds Combo PRO-04 - Fidelity SAI International Small Cap Index Fund - Fidelity SAI International Small Cap Index Fund
Dec. 30, 2022 USD ($)
Expense Example:
1 year	$ 10
3 years	40
5 years	74
10 years	$ 174